Share-Based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expenses [Abstract]
Schedule of Estimated Fair Value of Binomial Option Pricing Model	Excluding the options containing service vesting conditions, the Group calculated the estimated fair value of the options on the respective grant dates using a binomial option pricing model with assistance from independent valuation firms, with the following assumptions:
	Share awards granted on January 3, 2017 (2018 Option)	Share awards granted on December 31, 2019 (2019 Option)	Share awards granted on December 31, 2023 (Extend 2018 Option)
Expected volatility	40.00%	41.52%	59.27%
Expected dividends	-	-	-
Risk-free interest rate	3.10%	3.12%	2.08%
Expected term (in years)	5	5	-
Expected life (in years)	6	8	1

Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants	The following table sets forth the fair value of options and ordinary shares estimated at the dates of option grants indicated below with the assistance from an independent valuation firm.
Date of options grant/modify	Options granted/modified	Exercise price		Fair value of option		Fair value of ordinary shares
January 3, 2017	75,173,492	RMB	0.50	RMB	1.26	RMB	1.72
January 3, 2017	112,760,238	RMB	0.50	RMB	1.27	RMB	1.72
December 31, 2019	83,772,346	RMB	1.00	RMB	0.71	RMB	1.40
December 31, 2019	35,902,434	RMB	1.00	RMB	0.75	RMB	1.40
December 31, 2023	150,346,984	RMB	0.50	RMB	0.34	RMB	0.29